Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2014
Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2013 and 2014. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	245,264	375,941	—	621,205
Time deposits	—	57,572	—	57,572
Marketable securities and other securities investments
Public and corporate bonds	3,753,451	792,806	6,889	4,553,146
Common stocks	1,401,183	—	—	1,401,183
Other	49,731	518,955	—	568,686
Derivative financial instruments	—	217,745	7,083	224,828

Total	5,449,629	1,963,019	13,972	7,426,620

Liabilities
Derivative financial instruments	—	(196,386)	(1,956)	(198,342)

Total	—	(196,386)	(1,956)	(198,342)

	Yen in millions
	March 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	311,582	401,546	—	713,128
Marketable securities and other securities investments
Public and corporate bonds	5,234,856	920,975	9,092	6,164,923
Common stocks	1,997,196	—	—	1,997,196
Other	54,383	517,950	—	572,333
Derivative financial instruments	—	220,160	7,544	227,704

Total	7,598,017	2,060,631	16,636	9,675,284

Liabilities
Derivative financial instruments	—	(175,645)	—	(175,645)

Total	—	(175,645)	—	(175,645)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2012, 2013 and 2014:

	Yen in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	—	6,794	6,794
Total gains (losses)
Included in earnings	—	6,476	6,476
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(3,832)	(3,832)
Other	1,684	(4,699)	(3,015)

Balance at end of year	1,684	4,739	6,423

	Yen in millions
	For the year ended March 31, 2013
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	1,684	4,739	6,423
Total gains (losses)
Included in earnings	24	2,118	2,142
Included in other comprehensive income (loss)	58	—	58
Purchases and issuances	3,607	—	3,607
Settlements	(1,563)	(2,343)	(3,906)
Other	3,079	613	3,692

Balance at end of year	6,889	5,127	12,016

	Yen in millions
	For the year ended March 31, 2014
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	6,889	5,127	12,016
Total gains (losses)
Included in earnings	(28)	3,460	3,432
Included in other comprehensive income (loss)	(228)	—	(228)
Purchases and issuances	2,575	—	2,575
Settlements	(1,555)	(1,579)	(3,134)
Other	1,439	536	1,975

Balance at end of year	9,092	7,544	16,636